Secured Term Loan Facilities and Revolving Credit Facilities - Additional Information (Detail) - Terminal Facility [Member] - USD ($) $ in Millions	1 Months Ended	6 Months Ended
	Jan. 31, 2021	Jun. 30, 2021
Debt Instrument [Line Items]
Credit facility, amount drawn during period	$ 69.0
ING Capital LLC And SG America Securities [Member] | Ethylene Marine Export Terminal [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity		$ 75.0
ING Capital LLC And SG America Securities [Member] | Ethylene Marine Export Terminal [Member] | Maturity Of Debt Time Two [Member]
Debt Instrument [Line Items]
Date of commencement of the terminal credit facility		Mar. 29, 2019
Expiration date of line of credit facility		Dec. 31, 2025
Minimum [Member]
Debt Instrument [Line Items]
Credit facility, final payment		$ 3.1
Maximum [Member]
Debt Instrument [Line Items]
Credit facility, final payment		$ 3.8